ULTRA SERIES FUND
                                -----------------

                  PROSPECTUS SUPPLEMENT DATED FEBRUARY 28, 2009

This Prospectus Supplement amends the Prospectus of Ultra Series Fund (the "Trust") dated May 1, 2008. Please keep this Prospectus Supplement with your records.

CONSERVATIVE ALLOCATION, MODERATE ALLOCATION, AND AGGRESSIVE ALLOCATION FUNDS ("TARGET ALLOCATION FUNDS") AND THE TARGET RETIREMENT 2020 FUND, TARGET RETIREMENT 2030 FUND AND TARGET RETIREMENT 2040 FUND ("TARGET DATE FUNDS") - CHANGE IN PORTFOLIO MANAGEMENT TEAM

      Effective February 28, 2009, Scott D. Opsal, Scott R. Powell and Patrick
F. Ryan are the co-portfolio managers for the Target Allocation Funds and the Target Date Funds. Biographies for Mressrs. Opsal, Powell and Ryan follow.

      Mr. Opsal, Managing Director and Portfolio Manager, Equities of MCA, has been involved in portfolio management for the funds since February 2009 (previously, he managed the Target Allocation Funds from their inception until January 2008). He is also the portfolio manager of the Large Cap Value Fund and has been involved with the management of all the firm's stock funds since he joined the firm in 2003. Prior to joining MCA, Mr. Opsal served as analyst, portfolio manager, Director of Research and Chief Investment Officer with Invista Capital Management (1983-2002). Mr. Powell, Vice President and Managing Director, Common Stocks and Managed Accounts of MCA, has been involved with the portfolio management of the funds since February 2009. He has been responsible for directing the firm's managed accounts and mutual fund businesses since September 2006, and has led the firm's equity and managed account portfolio management team since July 2008. Previously, Mr. Powell was a partner and Director of Investments at Virchow Krause Wealth Management, LLC from August 2003 until September 2006. Mr. Ryan, Senior Analyst, Managed Accounts of MCA, has been involved in portfolio management and securities analysis for the Target Allocation Funds since January 2008 and the Target Date Funds since 2007. He has been responsible for conducting manager research and due diligence for MCA's managed accounts products since joining the firm in 2004. Prior to joining MCA in 2004, Mr. Ryan held positions with UBS Financial Services (2000-2002) and Northwestern Mutual (2003).

Form 1000834-0209

                                ULTRA SERIES FUND
                                -----------------

 STATEMENT OF ADDITIONAL INFORMATION ("SAI") SUPPLEMENT DATED FEBRUARY 28, 2009

This Supplement amends the SAI of Ultra Series Fund dated May 1, 2008, as supplemented January 1, 2009. Please keep this SAI Supplement with your records.

Effective February 28, 2009, Scott D. Opsal, Scott R. Powell and Patrick F. Ryan are the co-portfolio managers for the Conservative Allocation Fund, the Moderate Allocation Fund and the Aggressive Allocation Fund (collectively, the "Target Allocation Funds") and Target Retirement 2020 Fund, Target Retirement 2030 Fund and Target Retirement 2040 Fund ("Target Date Funds").

THE OTHER ACCOUNTS MANAGED TABLE ON PAGE 34 IS HEREBY AMENDED AS FOLLOWS.

   o Delete information provided for David M. Schlimgen as of December 31, 2007.
   o   Delete information provided for Scott D. Opsal as of December 31, 2007.
   o Add information for Scott D. Opsal and Scott R. Powell as of December 31, 2008 as follow:

Scott D. Opsal - Target Date Funds*, Target Allocation Funds* and Large Cap Value Fund

------------------------------------------------------------------------------------------------------------------
                                                                                                  TOTAL ASSETS IN
                                                                             ACCOUNTS WITH         ACCOUNTS WITH
                                      NUMBER OF OTHER     TOTAL ASSETS     PERFORMANCE-BASED     PERFORMANCE-BASED
   TYPES OF ACCOUNTS                 ACCOUNTS MANAGED      IN ACCOUNTS       ADVISORY FEES         ADVISORY FEES
------------------------------------------------------------------------------------------------------------------
Registered Investment Companies              1            $606,826,691             0                     0
------------------------------------------------------------------------------------------------------------------
Other Pooled Investment Vehicles             0                  0                  0                     0
------------------------------------------------------------------------------------------------------------------
Other Accounts                               1             $49,530,461             0                     0
------------------------------------------------------------------------------------------------------------------

* Mr. Opsal began management of the Target Date Funds and Target Allocation Funds effective February 28, 2009 (previously, he managed the funds from their inception until January 2008).

Scott R. Powell - Target Date Funds* and Target Allocation Funds*

------------------------------------------------------------------------------------------------------------------
                                                                                                  TOTAL ASSETS IN
                                                                             ACCOUNTS WITH         ACCOUNTS WITH
                                      NUMBER OF OTHER     TOTAL ASSETS     PERFORMANCE-BASED     PERFORMANCE-BASED
   TYPES OF ACCOUNTS                 ACCOUNTS MANAGED      IN ACCOUNTS       ADVISORY FEES         ADVISORY FEES
------------------------------------------------------------------------------------------------------------------
Registered Investment Companies              0                  0                  0                     0
------------------------------------------------------------------------------------------------------------------
Other Pooled Investment Vehicles             0                  0                  0                     0
------------------------------------------------------------------------------------------------------------------
Other Accounts                               0                  0                  0                     0
------------------------------------------------------------------------------------------------------------------

* Mr. Powell began management of the Target Date Funds and Target Allocation Funds effective February 28, 2009.

THE FUND OWNERSHIP TABLE ON PAGE 35 IS HEREBY AMENDED AS FOLLOWS.

   o Delete information provided for David M. Schlimgen as of December 31, 2007.
   o   Add information for Scott R. Powell as of December 31, 2008 as follows:

          ---------------------------------------------------------------------------------------------------
                                   DOLLAR RANGE OF EQUITY SECURITIES IN THE TRUST(1)
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                               AGGREGATE DOLLAR
                                                             LARGE         LARGE                               RANGE OF EQUITY
            CONSERVATIVE     AGGRESSIVE                       CAP           CAP        MID CAP  INTERNATIONAL   SECURITIES IN
  NAME       ALLOCATION      ALLOCATION         BOND         VALUE        GROWTH       GROWTH       STOCK     FUND COMPLEX(1, 2)
--------------------------------------------------------------------------------------------------------------------------------
Scott R.
Powell    $10,001-$50,000 $10,001-$50,000 $10,001-$50,000 $1-$10,000 $10,001-$50,000 $1-$10,000   $1-$10,000  $100,001-$500,000

(1) Dollar ranges are as follows: none; $1-$10,000; $10,001-$50,000;
    $50,001-$100,000; $100,001-$500,000; $500,001-$1 million; and over
    $1 million.
(2) Fund Complex includes the Trust and the MEMBERS Mutual Funds with 14 portfolios.

Form 1000833-0209